GENERAL	12 Months Ended
Dec. 31, 2017
GENERAL [Abstract]
GENERAL
NOTE 1:	GENERAL

a.
SuperCom Ltd. (the “Company”) is an Israeli resident company organized in 1988 in Israel. On January 24, 2013 the Company changed its name back to SuperCom Ltd, its original name, from Vuance Ltd. On September 12, 2013, the Company’s ordinary shares were approved for listing on the NASDAQ Capital Market and began trading under the ticker symbol “SPCB” on September 17, 2013. Previously, the Company’s ordinary shares traded on the OTCQB® electronic quotation service.

The Company is a global provider of traditional and digital identity solutions, providing advanced safety, identification, tracking and security products to governments and organizations, both private and public, throughout the world The Company provides cutting edge real-time positioning, tracking, monitoring and verification solutions enabled by its RFID &Mobile pure security advanced solutions suite of products and technologies, all connected to a web-based, secure, proprietary, interactive and user-friendly interface. The Company offers a wide range of solutions including, national ID registries, e-passports, biometric visas, automated fingerprint identification systems, digitized driver’s licenses, and electronic voter registration and election management using the common platform (“MAGNA”). The Company sells its products through marketing offices in the U.S, Tanzania, Panama, Ecuador and Israel.

b.
On December 26, 2013 the Company acquired the SmartID Division of On Track Innovations Ltd. (NASDAQ: OTIV) (“OTI”), consisting of customer contracts, software, other related technologies and IP assets. The Company paid OTI approximately $8,800 ($10,000 less certain price adjustments) at the closing and agreed to make contingent payments of up to $12,500 pursuant to an earn-out mechanism based on certain performance and other milestones. The SmartID Division has a strong international presence, with a broad range of competitive and well-known e-Gov solutions and technology. The acquisition significantly expanded the breadth of the Company’s e-Gov capabilities globally, while providing it with market and technological experts, together with its ID software platforms and technologies.

In June 2015, the Company has completed an offering which included an issuance of 2,415,000 shares with total net proceeds of $27,126.

On January 1, 2016, the Company acquired Leaders in Community Alternatives, Inc., or LCA, a U.S. based company, including all contracts, software, other related technologies and IP assets. The Company paid approximately $2,900 at the closing and committed to certain contingent earn-out payments over the next three years that are structured as a single digit percentage of annual revenues in excess of standalone LCA management revenue projections. LCA is a California based, private criminal justice organization, providing community-based services and electronic monitoring programs to government agencies in the U.S. for more than 24 years. LCA offers a broad range of competitive solutions for governmental institutions across the U.S. in addressing realignment strategies and plans.

In addition to LCA, during the first half of 2016 the Company acquired Safend Ltd., Alvarion Technologies Ltd. and the assets and IP of PowaPOS. For additional information refer to Note 5.

As of December 31, 2017, the Company’s principal activities were conducted mainly through SuperCom Ltd, Alvarion Ltd, Prevision Ltd, Safend Ltd, SuperCom Inc. and LCA Inc.

c.	Concentration of risk that may have a significant impact on the Company:

In the year ended December 31, 2017, the Company derived 50% of its revenues from five major customers.

In the year ended December 31, 2016, the Company derived 32% of its revenues from four major customers.

In the year ended December 31, 2015, the Company derived 94% of its revenues from six major customers.

See also Note 14c.

As of December 31, 2017, the Company has accumulated deficit $50,476, and net cash used in operating activities of $1,983.

As of December 31, 2017, the Company has accumulated deficit $50,476, and net cash used in operating activities of $1,983. In addition the Company has excess of current assets over current liability of $4,500.

During 2017 and until end of June 2018, the Company is undergoing a merger optimization process to be a more efficient structure to operate through three new business segments, supported by common operation services. Following the optimization process, for the year 2018 the Company is expecting to reduce it expenses through the reduction in its headcount and overhead costs ( mainly over the year 2018), that will resultin a reduction of operating expenses, including a significant reduction of R&D expenses.

The Company believes that based on the above mentioned significant cost savings and based on cash flows from the Company’s current contracts with customers around the world, it will generate positive cash flows from operating activities, and will be able to fund its operations for at least next 12 months from the financial statement issuance date.

In addition, the Company's current related parties have granted the Company an additional line of credit of up to $1.5 million and committed not to demand repayment of its outstanding loan within the next 12 months.